Current and deferred income tax - Deferred income tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ 203,043	R$ 83,350
Deferred tax assets	203,043	83,350
Deferred tax liabilities	(773,394)	0
Total Profit or Loss Deferred Income Tax	R$ (110,224)	R$ (32,575)	R$ (38,587)
Nominal tax rate	34.00%	34.00%	34.00%
Limitation on utilization of loss carryforward, percent of taxable profit	30.00%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ 93,242	R$ 14,410
Total Profit or Loss Deferred Income Tax	78,832	6,986
Intangible assets on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet		(18,355)
Total Profit or Loss Deferred Income Tax	27,983	1,649
Allowance for expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	59,739	47,128
Total Profit or Loss Deferred Income Tax	12,612	(1,630)
Labor provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	2,303	23,562
Total Profit or Loss Deferred Income Tax	(21,259)	20,855
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	7,147	8,394
Total Profit or Loss Deferred Income Tax	(1,247)	1,306
Provision for revenue cancellation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	990	1,426
Total Profit or Loss Deferred Income Tax	(436)	360
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	923	2,124
Total Profit or Loss Deferred Income Tax	(1,201)	141
Other Temporary provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	38,699	4,661
Total Profit or Loss Deferred Income Tax	R$ 14,940	R$ 2,908